Federated Hermes Capital Income Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.2%
		Communication Services—2.3%
19,479		Alphabet, Inc., Class A	$ 3,182,479
216,299		AT&T, Inc.	4,304,350
47,911		Deutsche Telekom AG, Class REG	1,360,311
10,122		Meta Platforms, Inc.	5,276,700
16,447		Walt Disney Co.	1,486,480
		TOTAL	15,610,320
		Consumer Discretionary—2.1%
15,068	[1]	Amazon.com, Inc.	2,689,638
18,928	[1]	Aptiv PLC	1,353,920
43,791		General Motors Co.	2,179,916
2,078		Home Depot, Inc.	765,743
5,442		Lowe’s Cos., Inc.	1,352,337
107,909		The Wendy’s Co.	1,825,820
6,495	[1]	Ulta Beauty, Inc.	2,291,696
20,232		Whirlpool Corp.	2,029,067
		TOTAL	14,488,137
		Consumer Staples—2.7%
5,923		Constellation Brands, Inc., Class A	1,425,725
3,530		Costco Wholesale Corp.	3,150,101
8,171		Hershey Foods Corp.	1,577,493
16,670		Procter & Gamble Co.	2,859,572
8,537		Target Corp.	1,311,454
60,397		The Coca-Cola Co.	4,376,971
55,451		WalMart, Inc.	4,282,481
		TOTAL	18,983,797
		Energy—2.3%
23,686		Chevron Corp.	3,504,344
27,654		ConocoPhillips	3,146,748
41,815		Exxon Mobil Corp.	4,931,661
43,595		Schlumberger Ltd.	1,917,744
14,123		TotalEnergies SE	974,962
10,356		Valero Energy Corp.	1,519,536
		TOTAL	15,994,995
		Financials—7.3%
16,342		Allstate Corp.	3,087,657
11,318		American Express Co.	2,927,401
31,176		American International Group, Inc.	2,402,111
14,898		Assurant, Inc.	2,925,222
2,262		BlackRock, Inc.	2,039,894
242,842		First Horizon Corp.	4,028,749
21,468		Global Payments, Inc.	2,383,163
9,626		Goldman Sachs Group, Inc.	4,911,666
21,463		Intercontinental Exchange, Inc.	3,467,348
35,092		JPMorgan Chase & Co.	7,888,682
29,291		KKR & Co., Inc.	3,625,347
9,363		Progressive Corp., OH	2,361,349

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
5,284		S&P Global, Inc.	$ 2,711,960
12,760		Visa, Inc., Class A	3,526,481
43,557		Wells Fargo & Co.	2,546,778
		TOTAL	50,833,808
		Health Care—5.3%
6,640		Abbott Laboratories	752,113
10,671		AstraZeneca PLC	1,864,636
70,135	[1]	Avantor, Inc.	1,812,288
7,789		Becton Dickinson & Co.	1,888,131
11,458	[1]	Boston Scientific Corp.	937,150
4,650		Danaher Corp.	1,252,292
123,358	[1]	Elanco Animal Health, Inc.	1,908,348
5,286		Eli Lilly & Co.	5,074,666
5,375		Humana, Inc.	1,905,276
9,333		Johnson & Johnson	1,547,971
3,291		McKesson Corp.	1,846,514
27,369		Medtronic PLC	2,424,346
26,618		Merck & Co., Inc.	3,152,902
102,891		Pfizer, Inc.	2,984,868
9,084		Sanofi	1,016,105
4,206		Thermo Fisher Scientific, Inc.	2,586,984
6,894		UnitedHealth Group, Inc.	4,068,839
		TOTAL	37,023,429
		Industrials—4.2%
9,826	[1]	Boeing Co.	1,707,169
9,934	[1]	Builders Firstsource, Inc.	1,728,516
2,118		Deere & Co.	816,997
5,198		Dover Corp.	966,984
5,570		FedEx Corp.	1,664,149
9,068		Fortune Brands Innovations, Inc.	720,090
10,146		GE Aerospace	1,771,695
2,536	[1]	GE Vernova, Inc.	509,736
8,247		Hunt (J.B.) Transportation Services, Inc.	1,428,381
45,832		Knight-Swift Transportation Holdings, Inc.	2,400,680
10,381		L3Harris Technologies, Inc.	2,456,871
4,879		Parker-Hannifin Corp.	2,928,376
14,197		Regal Rexnord Corp.	2,382,399
13,727		RTX Corp.	1,693,088
30,298		Stanley Black & Decker, Inc.	3,101,303
11,575		Waste Management, Inc.	2,454,363
		TOTAL	28,730,797
		Information Technology—8.2%
4,609		Accenture PLC	1,576,048
3,197	[1]	Adobe, Inc.	1,836,389
8,889	[1]	Advanced Micro Devices, Inc.	1,320,550
48,304		Apple, Inc.	11,061,616
7,012		Applied Materials, Inc.	1,383,187
35,020		Broadcom, Inc.	5,701,956
21,473		Cisco Systems, Inc.	1,085,245
12,418		Entegris, Inc.	1,438,874
24,557		IBM Corp.	4,963,706
12,007		Microchip Technology, Inc.	986,495

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
21,097		Micron Technology, Inc.	$ 2,030,375
26,949		Microsoft Corp.	11,241,506
3,281		Motorola Solutions, Inc.	1,450,333
46,686		NVIDIA Corp.	5,572,908
9,759		Salesforce, Inc.	2,468,051
24,335		TD SYNNEX Corp.	2,954,756
		TOTAL	57,071,995
		Materials—1.5%
18,578		FMC Corp.	1,199,767
33,305		Freeport-McMoRan, Inc.	1,474,745
7,054		Linde PLC	3,373,576
13,835		LyondellBasell Industries N.V.	1,365,515
89,478	[1]	MP Materials Corp.	1,154,266
6,861		Vulcan Materials Co.	1,682,386
		TOTAL	10,250,255
		Real Estate—1.6%
12,192		American Tower Corp.	2,731,740
2,868		Equinix, Inc.	2,392,944
24,992		NNN REIT, Inc.	1,174,374
16,648		ProLogis, Inc.	2,127,947
63,892		RLJ Lodging Trust	606,974
7,053		Simon Property Group, Inc.	1,180,320
6,643		Sun Communities, Inc.	898,399
		TOTAL	11,112,698
		Utilities—1.7%
92,136		AES Corp.	1,578,290
171,857		CenterPoint Energy, Inc.	4,691,696
83,227		PPL Corp.	2,655,774
33,476		Southern Co.	2,892,326
		TOTAL	11,818,086
		TOTAL COMMON STOCKS (IDENTIFIED COST $220,126,340)	271,918,317
		U.S. TREASURIES—9.7%
		U.S. Treasury Bond—3.3%
$23,200,000		United States Treasury Bond, 4.125%, 8/15/2053	22,754,126
		U.S. Treasury Note—6.4%
15,600,000		United States Treasury Note, 3.875%, 8/15/2033	15,560,365
8,300,000		United States Treasury Note, 4.500%, 5/31/2029	8,572,810
20,000,000		United States Treasury Note, 4.875%, 5/31/2026	20,279,266
		TOTAL	44,412,441
		TOTAL U.S. TREASURIES (IDENTIFIED COST $64,092,929)	67,166,567
		PREFERRED STOCKS—3.8%
		Communication Services—1.3%
53,688		Google, Issued by JPMorgan Chase & Co., ELN, 3%, 9/27/24	8,793,558
		Consumer Discretionary—0.9%
35,356		Amazon, Issued by JPMorgan Chase & Co., ELN, 3%, 2/18/25	6,290,893
		Financials—0.6%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	3,828,000
		Materials—0.2%
37,000		Albemarle Corp., Conv. Pfd., 7.250%	1,582,120

Shares, Principal Amount or Contracts		Value
	PREFERRED STOCKS—continued
	Utilities—0.8%
129,000	NextEra Energy, Inc., Conv. Pfd., 6.926%	$ 5,812,740
	PREFERRED STOCKS (IDENTIFIED COST $25,022,089)	26,307,311
	CORPORATE BONDS—3.1%
	Basic Industry - Metals & Mining—0.0%
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	71,427
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	23,291
	TOTAL	94,718
	Capital Goods - Aerospace & Defense—0.1%
225,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	203,643
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,250
30,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	31,793
50,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	53,885
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	49,423
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	126,506
100,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	102,573
	TOTAL	588,073
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	37,991
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	77,712
	TOTAL	115,703
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,606
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,615
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	23,365
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	84,286
	TOTAL	138,872
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	98,464
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	94,071
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	195,474
	TOTAL	388,009
	Communications - Media & Entertainment—0.0%
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	31,183
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	87,457
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	80,191
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	60,023
	TOTAL	258,854
	Communications - Telecom Wireless—0.1%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	141,654
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	86,791
210,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	215,651
150,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	149,797
	TOTAL	593,893
	Communications - Telecom Wirelines—0.1%
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	62,243
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	179,713
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	132,515
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	82,852
	TOTAL	457,323

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—0.1%
$ 100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	$ 101,267
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	138,035
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	216,221
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	91,826
	TOTAL	547,349
	Consumer Cyclical - Retailers—0.1%
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	116,240
125,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	128,105
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	141,896
	TOTAL	386,241
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	240,176
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	137,738
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	34,920
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	128,238
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	114,479
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	145,129
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	130,118
	TOTAL	930,798
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	48,286
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	110,869
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	75,481
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	87,749
50,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	51,148
	TOTAL	373,533
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	222,738
100,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	102,812
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	195,556
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	51,118
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	174,114
	TOTAL	746,338
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	56,138
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	61,525
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	158,788
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	157,936
	TOTAL	378,249
	Energy - Independent—0.0%
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	148,353
55,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.050%, 10/1/2054	55,969
105,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	118,629
	TOTAL	322,951
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,466
	Energy - Midstream—0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	105,051
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	129,334
70,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	71,852
150,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	152,868

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	$ 110,697
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	215,131
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,921
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	125,613
	TOTAL	938,467
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	137,007
	Financial Institution - Banking—0.9%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	358,954
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	72,483
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	183,784
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	148,217
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	778,644
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	128,520
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	245,496
75,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	76,328
70,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	69,765
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	88,491
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	292,953
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	264,193
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	247,248
125,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	128,174
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	245,292
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	88,588
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	589,730
70,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	72,116
65,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	67,093
125,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	134,018
55,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	57,158
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,819
80,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	79,847
60,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	61,671
40,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	41,233
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	99,399
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	361,333
100,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	109,639
80,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	83,521
105,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	107,782
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	135,597
55,000	US Bancorp, 5.100%, 7/23/2030	56,012
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	205,877
275,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	267,137
60,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	61,518
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	91,698
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	99,564
	TOTAL	6,269,892
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	41,923
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	151,990
75,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	79,356
	TOTAL	231,346

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—0.1%
$ 200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	$ 175,397
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	275,852
	TOTAL	451,249
	Financial Institution - Insurance - P&C—0.1%
125,000	Aon North America, Inc., 5.750%, 3/1/2054	129,536
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	333,180
	TOTAL	462,716
	Financial Institution - REIT - Apartment—0.0%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	190,153
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	198,425
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	98,121
	TOTAL	296,546
	Financial Institution - REIT - Office—0.0%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	102,059
150,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	146,207
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	31,462
	TOTAL	279,728
	Financial Institution - REIT - Other—0.1%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	49,554
40,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	40,565
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	110,737
125,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	126,001
	TOTAL	326,857
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	158,065
	Technology—0.2%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	30,469
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,139
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	92,564
85,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	86,678
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	147,988
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	134,056
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	143,681
60,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	61,194
250,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	291,415
125,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	123,910
125,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	133,669
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	34,722
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	77,034
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	37,636
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	29,619
	TOTAL	1,428,774
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,053,480
	Transportation - Railroads—0.0%
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	79,262
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	59,160
	TOTAL	138,422
	Transportation - Services—0.1%
125,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	128,040
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	100,968

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 135,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	$ 133,733
		TOTAL	362,741
		Utility - Electric—0.2%
80,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	83,630
75,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	66,012
150,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	131,182
125,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	131,341
100,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	101,898
40,000		Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	41,127
280,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	235,827
150,000		EverSource Energy, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	148,735
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	24,306
80,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	69,375
100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	100,891
130,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	111,030
45,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	41,139
175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	171,437
45,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	41,080
		TOTAL	1,499,010
		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,544,478)	21,692,884
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.4%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	860,119
1,225,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,209,164
285,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	259,619
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	380,535
		TOTAL	2,709,437
		Non-Agency Mortgage-Backed Securities—0.2%
1,713,949		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,425,055
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,471,911)	4,134,492
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Federal Home Loan Mortgage Corporation—0.4%
1,025,000		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,001,547
934,075		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	863,474
600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	523,841
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,574,603)	2,388,862
		ASSET-BACKED SECURITY—0.1%
		Other—0.1%
729,361		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $722,845)	713,200
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	140,891
		PURCHASED PUT OPTION—0.0%
1,350	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $530. Expiration Date 9/20/2024 (IDENTIFIED COST $256,563)	130,950
		INVESTMENT COMPANIES—42.7%
1,756,490		Bank Loan Core Fund	15,281,463
11,213,347		Emerging Markets Core Fund	97,107,585

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
2,780,067	Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[2]	$ 2,780,067
14,045,584	High Yield Bond Core Fund	79,498,005
12,026,973	Mortgage Core Fund	101,868,460
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $351,020,555)	296,535,580
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $690,832,313)	691,129,054
	OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	2,656,476
	TOTAL NET ASSETS—100%	$693,785,530
At August 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	320	$66,415,000	December 2024	$(59,334)
United States Treasury Notes 5-Year Long Futures	493	$53,933,430	December 2024	$(175,504)
United States Treasury Notes 10-Year Long Futures	11	$1,249,188	December 2024	$(7,155)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	42	$4,932,375	December 2024	$26,281
United States Treasury Ultra Bond Short Futures	277	$36,546,688	December 2024	$521,464
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$305,752
The average notional value of long and short futures contracts held by the Fund throughout the period was $90,581,593 and $44,485,428, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2024[4]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index HY Series 39	Pay	5.000%	12/20/2027	2.88%	$7,350,000	$(457,456)	$15,324	$(472,780)
TOTAL CREDIT DEFAULT SWAPS							$(457,456)	$15,324	$(472,780)
The average notional amount of swap contracts held by the Fund throughout the period was $7,350,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2024, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
JPMorgan	SPDR S&P 500 ETF Trust	(1,350)	$76,096,800	September 2024	$505.00	$(58,725)
(Premium Received $94,434)						$(58,725)
The average market value of purchased put options held by the Fund throughout the period was $145,170. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures, Swaps and value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2024	Shares Held as of 8/31/2024	Dividend Income
Bank Loan Core Fund	$—	$15,402,200	$—	$(120,737)	$—	$15,281,463	1,756,490	$402,200
Emerging Markets Core Fund	$95,097,820	$9,000,000	$(15,000,000)	$9,984,069	$(1,974,304)	$97,107,585	11,213,347	$5,804,580
Federated Hermes Government Obliga- tions Fund, Premier Shares	$—	$72,705,759	$(69,925,692)	$—	$—	$2,780,067	2,780,067	$56,375
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$4,611,650	$54,896,719	$(59,507,626)	$(24)	$(719)	$—	—	$52,174
High Yield Bond Core Fund	$78,916,212	$—	$(3,000,000)	$4,166,631	$(584,838)	$79,498,005	14,045,584	$3,805,193
Mortgage Core Fund	$103,431,928	$—	$(6,000,000)	$4,815,586	$(379,054)	$101,868,460	12,026,973	$3,603,998
TOTAL OF AFFILIATED TRANSAC- TIONS	$282,057,610	$152,004,678	$(153,433,318)	$18,845,525	$(2,938,915)	$296,535,580	41,822,461	$13,724,520

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$254,691,156	$—	$—	$254,691,156
International	12,011,147	5,216,014	—	17,227,161
Preferred Stocks
Domestic	11,222,860	15,084,451	—	26,307,311
Debt Securities:
U.S. Treasuries	—	67,166,567	—	67,166,567
Corporate Bonds	—	21,692,884	—	21,692,884
Collateralized Mortgage Obligations	—	4,134,492	—	4,134,492
Commercial Mortgage-Backed Securities	—	2,388,862	—	2,388,862
Asset-Backed Security	—	713,200	—	713,200
Warrant	—	140,891	—	140,891
Purchased Put Option	130,950	—	—	130,950
Investment Companies	296,535,580	—	—	296,535,580
TOTAL SECURITIES	$574,591,693	$116,537,361	$—	$691,129,054
Other Financial Instruments:
Assets
Futures Contracts	$547,745	$—	$—	$547,745
Liabilities
Futures Contracts	(241,993)	—	—	(241,993)
Swap Contracts	—	(457,456)	—	(457,456)
Written Options Contracts	(58,725)	—	—	(58,725)
TOTAL OTHER FINANCIAL INSTRUMENTS	$247,027	$(457,456)	$—	$(210,429)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt